Restructuring Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restructuring Charges [Abstract]
Restructuring Charges
Restructuring Charges

In the third quarter of 2014, we recorded a restructuring charge of $6.2 million associated with a management reorganization resulting in the departure of Wally Kelly, President and Chief Operating Officer, from the Company. The restructuring charge is comprised of severance charges, including stock-based compensation of $3.5 million. As of September 30, 2014, a restructuring reserve of $2.5 million is included in Other current liabilities in the Consolidating Statement of Financial Position.

RESTRUCTURING CHARGES
During 2012 and 2011, in efforts to reduce its cost structure, the Company recorded restructuring charges of $2.5 million and $3.0 million, respectively, mainly in the United States segment. The charges principally reflected severance costs associated with the elimination of positions. At December 31, 2013, all of the restructuring reserves were fully utilized and at December 31, 2012, $1.1 million of the restructuring reserves were remaining.